Unaudited Condensed Consolidated Statement of Operations and Comprehensive (Loss) Income - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues	$ 3,526,598	$ 7,205,568
Cost of revenues	2,285,768	3,250,545
Gross profit	1,240,830	3,955,023
Operating expenses:
Selling expenses	595,245	922,270
General and administrative expenses	4,707,043	2,048,007
Total operating expenses	5,302,288	2,970,277
(Loss) income from operations	(4,061,458)	984,746
Other income (expense):
Interest expense, net	(142,967)	(117,225)
Other income, net	722,671	1,096
Total other income (expense), net	579,704	(116,129)
(Loss) income before income taxes	(3,481,754)	868,617
Income taxes provision	180,842	480,552
Net (loss) income	(3,662,596)	388,065
Less: net income attributable to non-controlling interests	11,728	55,996
Net (loss) income attributable to the company	(3,674,324)	332,069
Other comprehensive income (loss)
Foreign currency translation adjustment	(347,715)	(136,915)
Comprehensive (loss) income	(4,010,311)	251,150
Less: comprehensive income attributable to non-controlling interests	9,791	54,676
Comprehensive (loss) income attributable to the company	$ (4,020,102)	$ 196,474
(Loss) earnings per share
(Loss) earnings per share basic (in Dollars per share)	$ (0.2)	$ 0.03
Weighted average number of shares outstanding
Weighted average number of shares outstanding basic (in Shares)	18,515,931	13,000,000
Revenues - third parties
Revenues	$ 3,272,307	$ 6,841,927
Revenues - related parties
Revenues	$ 254,291	$ 363,641